Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

In
accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive Compensation Actually Paid (“CAP”), as calculated under applicable SEC rules, for our principal executive officer (“PEO”) and other named executive officers
(“Non-PEO
NEOs”) and Company performance for the fiscal years listed below.
The methodology for calculating CAP to our PEO and CAP to our
Non-PEO
NEOs, including details regarding the amounts that were deducted from, and added to, the SCT totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A discussion of the relationship between CAP and the Company performance measures (i) listed in the table below and (ii) that the Company has deemed most important in linking CAP during Fiscal 2022 to Company performance is also presented below. Note that for
Non-PEO
NEOs, compensation is reported as an average.
The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For information related to how the Compensation Committee assessed the Company’s performance and established compensation for the NEOs, see the CD&A section of this proxy statement and in the proxy statements for Fiscal 2020 and Fiscal 2021.

Pay Versus Performance Table
Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on (4)		Net Income (Loss) ($ Millions) (5)	Adjusted Earnings Before Interest and Taxes ($ Millions) (6)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2022	$9,776,540	$1,499,742	$3,080,683	$726,957	$115.0	$126.1	$125	$280
2021	$14,875,447	$15,274,358	$5,334,752	$5,623,793	$160.4	$132.9	$420	$617
2020	$14,784,288	$29,296,913	$4,920,732	$9,134,036	$158.7	$119.8	($209)	$12

(1)	Jay Schottenstein was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

Fiscal 2020	Fiscal 2021	Fiscal 2022
Michael Mathias	Michael Mathias	Michael Mathias
Jennifer Foyle	Jennifer Foyle	Jennifer Foyle
Michael Rempell	Michael Rempell	Michael Rempell
Charles Kessler	Andrew McLean	Marisa Baldwin
Robert Madore		Andrew McLean

(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the SCT totals with certain adjustments as described in footnote 3 below.

(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the “Exclusion of Stock Awards and Option Awards for PEO” column are based on the amounts set forth in the “Stock Awards” and “Option Awards” columns included in the SCT for the applicable year. Amounts in the “Average Exclusion of Stock Awards and Option Awards for
Non-PEO
NEOs” column are based on average amounts set forth in “Stock Awards” and “Option Awards” columns included in the SCT for the applicable year. Amounts for the varying non-PEO
NEOs serving during Fiscal 2021 and Fiscal 2020 are based on the Summary Compensation Table included in our Proxy Statement for the respective fiscal year.

PEO SCT Total Compensation to CAP Reconciliation
Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	$9,776,540	($7,799,996)	($476,802)	$1,499,742
2021	$14,875,447	($6,999,984)	$7,398,895	$15,274,358
2020	$14,784,288	($6,375,004)	$20,887,629	$29,296,913

Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	$3,080,683	($2,180,003)	($173,723)	$726,957
2021	$5,334,752	($2,437,811)	$2,726,852	$5,623,793
2020	$4,920,732	($2,119,999)	$6,333,303	$9,134,036
The amounts in the “Inclusion of Equity Values for PEO” and “Average Inclusion of Equity Values for
Non-PEO
NEOs” columns of the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for PEO ($)	plus, Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for PEO ($)	plus, Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for PEO ($)	plus, Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for PEO ($)	minus, Fair Value at Last Day of Prior Fiscal Year of Equity Awards that Failed to Meet Applicable Vesting Conditions During Fiscal Year for PEO ($)	plus, Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	$7,336,961	($5,395,462)	—	($2,418,301)	—	—	($476,802)
2021	$3,965,380	($230,046)	—	$3,663,561	—	—	$7,398,895
2020	$18,151,526	$3,390,971	—	($654,868)	—	—	$20,887,629

Fiscal Year	Average Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs ($)	plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	plus, Average Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Non-PEO NEOs ($)	minus, Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards that Failed to Meet Applicable Vesting Conditions During Fiscal Year for Non-PEO NEOs ($)	plus, Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	$1,721,366	($1,178,896)	—	($561,504)	($154,689)	—	($173,723)
2021	$1,380,983	($52,866)	—	$1,398,735	—	—	$2,726,852
2020	$5,662,119	$1,227,588	—	($223,666)	($332,738)	—	$6,333,303

(4.)	The Company’s peer group used for compensation benchmarking purposes was utilized for purposes of calculating Peer Group TSR (the “Peer Group”), as follows:

For Fiscal 2022: Abercrombie & Fitch Co.; Bath and Body Works, Inc.; Burberry Group PLC; Capri Holdings Limited; Chico’s FAS, Inc.; Express, Inc., Fossil Group, Inc.; The Gap, Inc.; Guess?, Inc.; Hanesbrands Inc.; Kontoor Brands; Levi Strauss & Co.; lululemon athletica, inc.; PVH CORP.; Ralph Lauren Corporation; Tapestry, Inc.; Under Armour Inc.; Urban Outfitters, Inc; and Victoria’s Secret & Co.;

For Fiscal 2021: Abercrombie & Fitch Co., Burberry Group PLC, Capri Holdings Limited, Chico’s FAS, Inc., Express, Inc., Fossil Group, Inc., The Gap, Inc., Guess?, Inc., Hanesbrands Inc., Kontoor Brands, L Brands Inc., Levi Strauss & Co., lululemon athletica, inc., PVH CORP., Ralph Lauren Corporation, Tapestry, Inc., Under Armour Inc., and Urban Outfitters, Inc.; and for

Fiscal 2020: Abercrombie & Fitch Co., Ascena Retail Group. Inc., Burberry Group PLC, Capri Holdings Limited, Chico’s FAS, Inc., Express, Inc., Fossil Group, Inc., The Gap, Inc., Guess?, Inc., Hanesbrands Inc., J. Crew Group, Inc., L Brands Inc., Levi Strauss & Co., lululemon athletica, inc., PVH CORP., Ralph Lauren Corporation, Tailored Brands, Inc., Tapestry, Inc., Under Armour Inc., and Urban Outfitters, Inc.

TSR for both the Company and the Peer Group is based on an initial $100 investment, measured on a cumulative basis from the market close on January 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends. Historical stock performance is not necessarily indicative of future stock performance.

(5.)	Amounts shown are Net Income (Loss) attributable to the Company, as reflected in the Company’s Consolidated Statements of Operations for each of Fiscal 2020, Fiscal 2021, and Fiscal 2022.

(6.)
Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) is a
non-GAAP
measure. See Appendix A of this Proxy Statement for additional detail on adjusted results and other important information regarding the use of non-GAAP
or adjusted measures. We have identified Adjusted EBIT as our Company-Selected Measure (“CSM”) that represents, in our view, the most important financial performance measure used to link CAP to our performance for Fiscal 2022. This financial performance measure may not have been the most important financial performance measure for Fiscal 2021 and Fiscal 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote [Text Block]
(1)	Jay Schottenstein was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

Fiscal 2020	Fiscal 2021	Fiscal 2022
Michael Mathias	Michael Mathias	Michael Mathias
Jennifer Foyle	Jennifer Foyle	Jennifer Foyle
Michael Rempell	Michael Rempell	Michael Rempell
Charles Kessler	Andrew McLean	Marisa Baldwin
Robert Madore		Andrew McLean

Peer Group Issuers, Footnote [Text Block]
(4.)	The Company’s peer group used for compensation benchmarking purposes was utilized for purposes of calculating Peer Group TSR (the “Peer Group”), as follows:

For Fiscal 2022: Abercrombie & Fitch Co.; Bath and Body Works, Inc.; Burberry Group PLC; Capri Holdings Limited; Chico’s FAS, Inc.; Express, Inc., Fossil Group, Inc.; The Gap, Inc.; Guess?, Inc.; Hanesbrands Inc.; Kontoor Brands; Levi Strauss & Co.; lululemon athletica, inc.; PVH CORP.; Ralph Lauren Corporation; Tapestry, Inc.; Under Armour Inc.; Urban Outfitters, Inc; and Victoria’s Secret & Co.;

For Fiscal 2021: Abercrombie & Fitch Co., Burberry Group PLC, Capri Holdings Limited, Chico’s FAS, Inc., Express, Inc., Fossil Group, Inc., The Gap, Inc., Guess?, Inc., Hanesbrands Inc., Kontoor Brands, L Brands Inc., Levi Strauss & Co., lululemon athletica, inc., PVH CORP., Ralph Lauren Corporation, Tapestry, Inc., Under Armour Inc., and Urban Outfitters, Inc.; and for

Fiscal 2020: Abercrombie & Fitch Co., Ascena Retail Group. Inc., Burberry Group PLC, Capri Holdings Limited, Chico’s FAS, Inc., Express, Inc., Fossil Group, Inc., The Gap, Inc., Guess?, Inc., Hanesbrands Inc., J. Crew Group, Inc., L Brands Inc., Levi Strauss & Co., lululemon athletica, inc., PVH CORP., Ralph Lauren Corporation, Tailored Brands, Inc., Tapestry, Inc., Under Armour Inc., and Urban Outfitters, Inc.

TSR for both the Company and the Peer Group is based on an initial $100 investment, measured on a cumulative basis from the market close on January 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 9,776,540	$ 14,875,447	$ 14,784,288
PEO Actually Paid Compensation Amount	$ 1,499,742	15,274,358	29,296,913
Adjustment To PEO Compensation, Footnote [Text Block]

(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the “Exclusion of Stock Awards and Option Awards for PEO” column are based on the amounts set forth in the “Stock Awards” and “Option Awards” columns included in the SCT for the applicable year. Amounts in the “Average Exclusion of Stock Awards and Option Awards for
Non-PEO
NEOs” column are based on average amounts set forth in “Stock Awards” and “Option Awards” columns included in the SCT for the applicable year. Amounts for the varying non-PEO
NEOs serving during Fiscal 2021 and Fiscal 2020 are based on the Summary Compensation Table included in our Proxy Statement for the respective fiscal year.

PEO SCT Total Compensation to CAP Reconciliation
Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	$9,776,540	($7,799,996)	($476,802)	$1,499,742
2021	$14,875,447	($6,999,984)	$7,398,895	$15,274,358
2020	$14,784,288	($6,375,004)	$20,887,629	$29,296,913

The amounts in the “Inclusion of Equity Values for PEO” and “Average Inclusion of Equity Values for
Non-PEO
NEOs” columns of the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for PEO ($)	plus, Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for PEO ($)	plus, Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for PEO ($)	plus, Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for PEO ($)	minus, Fair Value at Last Day of Prior Fiscal Year of Equity Awards that Failed to Meet Applicable Vesting Conditions During Fiscal Year for PEO ($)	plus, Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	$7,336,961	($5,395,462)	—	($2,418,301)	—	—	($476,802)
2021	$3,965,380	($230,046)	—	$3,663,561	—	—	$7,398,895
2020	$18,151,526	$3,390,971	—	($654,868)	—	—	$20,887,629

Non-PEO NEO Average Total Compensation Amount	$ 3,080,683	5,334,752	4,920,732
Non-PEO NEO Average Compensation Actually Paid Amount	$ 726,957	5,623,793	9,134,036
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the “Exclusion of Stock Awards and Option Awards for PEO” column are based on the amounts set forth in the “Stock Awards” and “Option Awards” columns included in the SCT for the applicable year. Amounts in the “Average Exclusion of Stock Awards and Option Awards for
Non-PEO
NEOs” column are based on average amounts set forth in “Stock Awards” and “Option Awards” columns included in the SCT for the applicable year. Amounts for the varying non-PEO
NEOs serving during Fiscal 2021 and Fiscal 2020 are based on the Summary Compensation Table included in our Proxy Statement for the respective fiscal year.

Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	$3,080,683	($2,180,003)	($173,723)	$726,957
2021	$5,334,752	($2,437,811)	$2,726,852	$5,623,793
2020	$4,920,732	($2,119,999)	$6,333,303	$9,134,036

Fiscal Year	Average Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs ($)	plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	plus, Average Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Non-PEO NEOs ($)	minus, Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards that Failed to Meet Applicable Vesting Conditions During Fiscal Year for Non-PEO NEOs ($)	plus, Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	$1,721,366	($1,178,896)	—	($561,504)	($154,689)	—	($173,723)
2021	$1,380,983	($52,866)	—	$1,398,735	—	—	$2,726,852
2020	$5,662,119	$1,227,588	—	($223,666)	($332,738)	—	$6,333,303

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP versus Total Shareholder Return: Company and Peer Group
The following chart sets forth the relationship between CAP to PEO, Average CAP to
Non-PEO
NEOs, the Company’s cumulative TSR, and the cumulative TSR of our Peer Group over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
CAP versus Net Income (Loss)
SEC rules require that net income be presented as a performance measure in the Pay Versus Performance Table above. The Company does not use net income (loss) to determine compensation levels or incentive plan payouts, and therefore there was not total alignment between CAP and net income (loss).
Specifically, CAP is not aligned with performance of net loss as a financial performance measure for Fiscal 2020. While the Company reported net income of $125 million and $420 million for Fiscal 2022 and Fiscal 2021, respectively, the Company reported a net loss of $209 million for Fiscal 2020. Fiscal 2020 CAP is significantly higher than CAP for both Fiscal 2021 and Fiscal 2022, primarily due to the Company’s stock price at January 30, 2021 versus the Company’s stock price on the grant dates of our Fiscal 2020 equity awards (i.e., versus March 26, 2020 and June 4, 2020), and the resulting increase in fair value of these awards.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs. CSM: Adjusted EBIT
The following chart sets forth the relationship between CAP to PEO, Average CAP to
Non-PEO
NEOs, and our CSM, Adjusted EBIT
(1)
, during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
CAP versus Total Shareholder Return: Company and Peer Group
The following chart sets forth the relationship between CAP to PEO, Average CAP to
Non-PEO
NEOs, the Company’s cumulative TSR, and the cumulative TSR of our Peer Group over the three most recently completed fiscal years.

Tabular List [Table Text Block]
Important Financial Performance Measures

The following table sets forth an unranked list of the most important financial performance measures, including the CSM, used by the Company to link CAP (for all NEOs) to Company performance for Fiscal 2022.

Absolute TSR

Adjusted EBIT (1)

Relative TSR

(1)	See Appendix A of this Proxy Statement for additional detail on adjusted results and other important information regarding the use of non-GAAP or adjusted measures.

Total Shareholder Return Amount	$ 115	160.4	158.7
Peer Group Total Shareholder Return Amount	126.1	132.9	119.8
Net Income (Loss)	$ 125,000,000	$ 420,000,000	$ (209,000,000)
Company Selected Measure Amount	280,000,000	617,000,000	12,000,000
PEO Name	Jay Schottenstein
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT
Non-GAAP Measure Description [Text Block]	Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) is a
non-GAAP
measure. See Appendix A of this Proxy Statement for additional detail on adjusted results and other important information regarding the use of non-GAAP
	or adjusted measures. We have identified Adjusted EBIT as our Company-Selected Measure (“CSM”) that represents, in our view, the most important financial performance measure used to link CAP to our performance for Fiscal 2022. This financial performance measure may not have been the most important financial performance measure for Fiscal 2021 and Fiscal 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,799,996)	$ (6,999,984)	$ (6,375,004)
PEO [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(476,802)	7,398,895	20,887,629
PEO [Member] | Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,336,961	3,965,380	18,151,526
PEO [Member] | Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,395,462)	(230,046)	3,390,971
PEO [Member] | Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,418,301)	3,663,561	(654,868)
Non-PEO NEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,180,003)	(2,437,811)	(2,119,999)
Non-PEO NEO [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(173,723)	2,726,852	6,333,303
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,721,366	1,380,983	5,662,119
Non-PEO NEO [Member] | Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,178,896)	(52,866)	1,227,588
Non-PEO NEO [Member] | Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(561,504)	$ 1,398,735	(223,666)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Fiscal Year of Equity Awards that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (154,689)		$ (332,738)